Document And Entity Information	Nov. 05, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 05, 2026
Entity Registrant Name	HELIOS TECHNOLOGIES, INC.
Entity Central Index Key	0001024795
Entity Emerging Growth Company	false
Entity File Number	001-40935
Entity Incorporation, State or Country Code	FL
Entity Tax Identification Number	59-2754337
Entity Address, Address Line One	7456 16th St E
Entity Address, City or Town	Sarasota
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	34243
City Area Code	941
Local Phone Number	362-1200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock $.001 Par Value
Trading Symbol	HLIO
Security Exchange Name	NYSE